Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Apr. 03, 2022	Jan. 02, 2022
Accounting Policies [Abstract]
Business Combination
Business Combination
On July 14, 2021 (the “Closing Date”), Enovix Corporation, a Delaware Corporation (“Legacy Enovix”), Rodgers Silicon Valley Acquisition Corp. (“RSVAC”), and RSVAC Merger Sub Inc., a Delaware Corporation and wholly owned subsidiary of RSVAC (“Merger Sub”), consummated the closing of the transactions contemplated by the Agreement and Plan of Merger, dated February 22, 2021 (the “Business Combination”), by and among RSVAC, Merger Sub and Legacy Enovix (the “Merger Agreement”), following the approval at a special meeting of the stockholders of RSVAC held on July 12, 2021 (the “Special Meeting”). Following the consummation of the Business Combination on the Closing Date, Legacy Enovix changed its name to Enovix Operations Inc., and RSVAC changed its name from Rodgers Silicon Valley Acquisition Corp. to Enovix Corporation. Please refer to Note 3 “Business Combination” to the consolidated financial statements for the fiscal year ended January 2, 2022 included in the Company’s Annual Report on Form
10-K
for the fiscal year ended January 2, 2022, filed with the Securities and Exchange Commission (the “SEC”) on March 25, 2022 (the “Annual Report”) for further details of the Business Combination.

Business Combination
On July 14, 2021 (the “Closing Date”), Enovix Corporation, a Delaware Corporation (“Legacy Enovix”), Rodgers Silicon Valley Acquisition Corp. (“RSVAC”), and RSVAC Merger Sub Inc., a Delaware Corporation and wholly owned subsidiary of RSVAC (“Merger Sub”), consummated the closing of the transactions contemplated by the Agreement and Plan of Merger, dated February 22, 2021 (the “Business Combination”), by and among RSVAC, Merger Sub and Legacy Enovix (the “Merger Agreement”), following the approval at a special meeting of the stockholders of RSVAC held on July 12, 2021 (the “Special Meeting”). Following the consummation of the Business Combination on the Closing Date, Legacy Enovix changed its name to Enovix Operations Inc., and RSVAC changed its name from Rodgers Silicon Valley Acquisition Corp. to Enovix Corporation. Please refer to Note 3 “Business Combination” for further details of the Business Combination.

Change in Fiscal Year
Change in Fiscal Year
On September 28, 2021, the audit committee of the Board of Directors of the Company approved a change in the fiscal year end from a year ending on December 31 to a fiscal year calendar typically consisting of four
13-week
quarters, with the change to be effective for the Company’s third quarter beginning on July 1, 2021 and ending on October 3, 2021. The Company made the fiscal year change on a prospective basis and did not adjust operating results for prior periods.
The Company’s current fiscal year was ended on January 2, 2022. The Company’s 2022 fiscal year will be comprised of four fiscal quarters ending on April 3, 2022, July 3, 2022, October 2, 2022 and January 1, 2023, respectively.

Basis of Presentation and Consolidation
Basis of Presentation and Consolidation
The accompanying condensed consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States (“GAAP”). The condensed consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries, and the Business Combination from the Closing Date. All intercompany balances and transactions have been eliminated in consolidation.
The Business Combination has been accounted for as a reverse recapitalization under GAAP. This determination is primarily based on Legacy Enovix stockholders comprising a relative majority of the voting power of Enovix and having the ability to nominate the members of the Board, Legacy Enovix’s operations prior to the acquisition comprising the only ongoing operations of Enovix, and Legacy Enovix’s senior management comprising a majority of the senior management of Enovix. Under this accounting method, RSVAC was treated as the “acquired” company and Legacy Enovix was treated as the acquirer for financial reporting purposes. Accordingly, for accounting purposes, the financial statements of Enovix represent a continuation of the financial statements of Legacy Enovix with the Business Combination being treated as the equivalent of Enovix issuing common stock for the net assets of RSVAC, accompanied by a recapitalization. The net liabilities of RSVAC, other than its warrant liabilities, were stated at historical cost, which approximates to its fair values. Its warrant liabilities were stated at its fair values and no goodwill or other intangible assets were recorded. Results of operations prior to the Business Combination are presented as those of Enovix. Beginning in the third quarter of 2021, historical shares and corresponding capital amounts, as well as for net loss per share, prior to the Business Combination, have been retrospectively adjusted using the exchange ratio as defined in the Business Combination for the equivalent number of shares outstanding immediately after the Business Combination to the effect the reverse recapitalization.

The Company did not have any other comprehensive income or loss for the periods presented. Accordingly, net income (loss) and comprehensive income (loss) are the same for the periods presented. Additionally, the Company did not have any income tax expenses for the periods presented.

Basis of Presentation and Consolidation
The accompanying consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States (“GAAP”). The consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries, and the Business Combination from the Closing Date. All intercompany balances and transactions have been eliminated in consolidation.
The Business Combination has been accounted for as a reverse recapitalization under GAAP. This determination is primarily based on Legacy Enovix stockholders comprising a relative majority of the voting power of Enovix and having the ability to nominate the members of the Board, Legacy Enovix’s operations prior to the acquisition comprising the only ongoing operations of Enovix, and Legacy Enovix’s senior management comprising a majority of the senior management of Enovix. Under this accounting method, RSVAC was treated as the “acquired” company and Legacy Enovix was treated as the acquirer for financial reporting purposes. Accordingly, for accounting purposes, the financial statements of Enovix represent a continuation of the financial statements of Legacy Enovix with the Business Combination being treated as the equivalent of Enovix issuing common stock for the net assets of RSVAC, accompanied by a recapitalization. The net liabilities of RSVAC, other than its warrant liabilities, were stated at historical cost, which approximates to its fair value. Its warrant liabilities were stated at its fair values and no goodwill or other intangible assets were recorded. Results of operations prior to the Business Combination are presented as those of Enovix. Beginning in the third quarter of 2021, historical shares and corresponding capital amounts, as well as for net loss per share, prior to the Business Combination, were retrospectively adjusted using the exchange ratio as defined in the Business Combination for the equivalent number of shares outstanding immediately after the Business Combination to the effect the reverse recapitalization.
The Company did not have any other comprehensive income or loss for the periods presented. Accordingly, net loss and comprehensive loss are the same for the periods presented. Additionally, the Company did not have any income tax expenses for the periods presented.

Liquidity and Capital Resources
Liquidity and Capital Resources
The Company has incurred recurring operating losses and negative cash flows from operations since its inception through April 3, 2022 and expects to incur operating losses for the foreseeable future. As of April 3, 2022, the Company had a working capital of $398.1 million and an accumulated deficit of $290.4 million. In connection with the Business Combination in July 2021, the Company raised approximately $373.7 million of net proceeds, after deducting transaction costs and estimated offering related expenses. Please refer to Note 3 “Business Combination” of the notes to the consolidated financial statements for the fiscal year ended January 2, 2022 included in the Annual Report for more information. In December 2021, the Company received $77.2 million of gross proceeds from the exercises of the Public Warrants (as defined under the heading “Common Stock Warrants” in Note 7 “Warrants”), which were being traded in the Nasdaq Global Select Market (“Nasdaq”). In January 2022, the Company received $52.8 million of net proceeds from the exercise of the Public Warrants. The Company plans to use the proceeds from the exercises of the Public Warrants for general corporate purposes.
Based on the anticipated spending, cash received from the Business Combination and timing of expenditures, the Company currently expects that its cash will be sufficient to meet its funding requirements over the next twelve months. Going forward, the Company may require additional financing for its future operation expansion. The accompanying condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

Liquidity and Capital Resources
The Company has incurred recurring operating losses and negative cash flows from operations since its inception through January 2, 2022 and expects to incur operating losses for the foreseeable future. As of January 2, 2022, the Company had a working capital of $377.5 million and an accumulated deficit of $333.2 million. Prior to the Business Combination, the Company had financed its operations primarily from the sales of convertible preferred stock, borrowing from convertible promissory notes, and borrowing from a secured promissory note (the “Secured Promissory Note”). In connection with the Business Combination in July 2021, the Company raised approximately $373.7 million of net proceeds, after deducting transaction costs and estimated offering related expenses. Please refer to Note 3 “Business Combination” for further details of the Business Combination.
Based on the anticipated spending, cash received from the Business Combination and proceeds from the exercise of the Public Warrants, as well as the timing of expenditure assumptions, the Company currently expects that its cash will be sufficient to meet its funding requirements over the next twelve months. Going forward, the Company may require additional financing for its future operation expansion. If the Company is unsuccessful in its efforts to raise additional financing, the Company could be required to significantly reduce operating expenses and reduce its future commercialization efforts and sell unsecured assets, or a combination of the above, any of which may have a material adverse effect on the Company’s business, results of operations, financial condition and/or its ability to fund its scheduled obligations on a timely basis or at all.

Unaudited Interim Condensed Consolidated Financial Statements
Unaudited Interim Condensed Consolidated Financial Statements
The condensed consolidated balance sheet as of April 3, 2022, the condensed consolidated statements of operations, condensed consolidated statements of changes in shareholders’ equity for the quarters ended April 3, 2022 and March 31, 2021, and the condensed consolidated statements of cash flows for the quarters ended April 3, 2022 and March 31, 2021 are unaudited. These accompanying unaudited condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the SEC for interim financial reporting. In the opinion of management, these unaudited condensed consolidated financial statements reflect all adjustments, consisting of normal recurring items, considered necessary to present fairly the Company’s financial condition, results of operations, stockholders’ equity and cash flows for the periods presented above. The results of operations for the quarter ended April 3, 2022 are not necessarily indicative of the operating results for the full year, and therefore should not be relied upon as an indicator of future results. The condensed consolidated balance sheet as of January 2, 2022 included herein was derived from the audited consolidated financial statements as of that date. The accompanying condensed consolidated financial statements and related notes included in the Annual Report.

Use of Estimates
Use of Estimates
The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the condensed consolidated financial statements and accompanying notes during the reporting periods. Estimates and assumptions include but are not limited to: depreciable lives for property and equipment, the valuation allowance on deferred tax assets, assumptions used in stock-based compensation, incremental borrowing rate for operating right-of-use
 assets and lease liabilities, and estimates to fair value convertible preferred stock warrants and common stock warrants. Management bases its estimates on historical experience and on various other market-specific and relevant assumptions that it believes to be reasonable under the circumstances. In the preparation of our condensed consolidated financial statements, the Company has considered potential impacts of the

COVID-19
pandemic on its critical and significant accounting estimates. There was no significant impact to its condensed consolidated financial statements. The Company will continue to evaluate the nature and extent of the potential impacts to its business and its condensed consolidated financial statements.

Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of commitments and contingencies at the date of the consolidated financial statements and accompanying notes as well as reported amounts of expenses during the reporting periods. Estimates and assumptions include but are not limited to: depreciable lives for property and equipment, the valuation allowance on deferred tax assets, assumptions used in stock-based compensation, incremental borrowing rate for operating right-of-use
assets and lease liabilities, and estimates to fair value convertible preferred stock warrants and common stock warrants. Management bases its estimates on historical experience and on various other market-specific and relevant assumptions that it believes to be reasonable under the circumstances. Actual results could differ from those estimates.
In the preparation of the Company’s consolidated financial statements, the Company has considered potential impacts of the
COVID-19
pandemic on its critical and significant accounting estimates. There was no significant impact to its consolidated financial statements. The Company will continue to evaluate the nature and extent of the potential impacts to its business and its consolidated financial statements.

Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
With the exception of the change for the accounting of credit losses as a result of the adoption of Accounting Standards Update (“ASU”),
2016-13,
Financial Instruments — Credit Losses (Topic 326)
:
Measurement of Credit Losses on Financial Instruments
(“ASU
2016-13”),
there have been no new or material changes to the significant accounting policies disclosed in Note 2 “Summary of Significant Accounting Policies,” of the notes to the consolidated financial statements for the fiscal year ended January 2, 2022 included in the Annual Report.
Credit Losses
The Company is exposed to credit losses primarily through its available-for-sale
investments. The Company invests excess cash in marketable securities with high credit ratings that are classified in Level 1 and Level 2 of the fair value hierarchy. The Company’s investment portfolio at any point in time contains investments in U.S. treasury and U.S. government agency securities, taxable and tax-exempt
municipal notes, corporate notes and bonds, commercial paper,
non-U.S.
government agency securities and money market funds, and are classified as available-for-sale.
The Company assesses whether its
available-for
sale investments are impaired at each reporting period. Unrealized losses or impairments resulting from the fair value of the available-for-sale
debt security being below the amortized cost basis are evaluated for identification of credit losses and non-credit
related losses. Any credit losses are charged to earnings against the allowance for credit losses of the debt security, limited to the difference between the fair value and the amortized cost basis of the debt security. Any difference between the fair value of the debt security and the amortized cost basis, less the allowance for credit losses, are reported in other comprehensive income (loss). Expected cash inflows due to improvements in credit are recognized through a reversal of the allowance for credit losses subject to the total allowance previously recognized. The Company’s expected loss allowance methodology for the debt securities is developed by reviewing the extent of the unrealized loss, the size, term, geographical location, and industry of the issuer, the issuers’ credit ratings and any changes in those ratings, as well as reviewing current and future economic market conditions and the issuers’ current status and financial condition. The Company considered the current and expected future economic and market conditions and determined that the estimate of credit losses was not significantly impacted. As of April 3, 2022, the Company has not recognized an allowance for expected credit losses related to available-for-sale
investments as the Company did not have
available-for-sale
investments for the quarter.

Segment Reporting
Segment Reporting
The Company operates in a single segment. Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker (“CODM”) in making decisions regarding resource allocation and assessing performance. The Company has determined that its Chief Executive Officer is the CODM. To date, the Company’s CODM has made such decisions and assessed performance at the Company level. As a pre-production
revenue business with no commercial operations, the Company’s activities to date have been limited and were conducted primarily in the United States (“U.S.”). The Company does not have material activity or assets located outside of the U.S.

Cash, Cash Equivalents and Restricted Cash
Cash, Cash Equivalents and Restricted Cash
The Company considers all highly liquid investments with original maturities from the date of purchase of 90 days or less to be cash equivalents. Restricted cash as of both January 2, 2022 and December 31, 2020 is comprised of a $0.1 million minimum cash balance required by the Company’s credit card merchant that can be cancelled with thirty days’ notice and is classified within Prepaid expenses and other current assets.

Property and Equipment
Property and Equipment
Property and equipment are stated at the Company’s original cost, net of accumulated depreciation. Construction in progress is related to the construction or development of property and equipment that have not yet been placed in service for their intended use. Depreciation is calculated using the straight-line method over the estimated useful lives of the following assets below. Leasehold improvements at the leased locations are amortized over the shorter of its lease term or its estimated useful lives.

Useful Life (Years)
Process equipment	5
Office equipment	5
Furniture and fixtures	5
Leasehold improvements	Shorter of the economic life or the remaining lease term
When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in the Consolidated Statement of Operations in the period of disposition. Maintenance and repairs that do not improve or extend the lives of the respective assets are charged to expense in the period incurred.

Capitalized Software Costs for Internal Use
Capitalized Software Costs for Internal Use
The Company capitalizes direct costs associated with developing or obtaining internal use software, including enterprise-wide business software, that are incurred during the application development stage. These capitalized costs are recorded as capitalized software within property and equipment. Costs related to preliminary project activities and post-implementation activities are expensed as incurred. Once the software is ready for its intended use, amounts capitalized are amortized over an estimated useful life of up to five years, generally on a straight-line basis. Capitalized software costs for internal use is included in office equipment category of the property and equipment on the Consolidated Balance Sheet.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company evaluates the carrying value of long-lived assets when indicators of impairment exist. The carrying value of a long-lived asset is considered impaired when the estimated separately identifiable, undiscounted cash flows from such an asset
 are less than the carrying value of the asset. In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair value of the long-lived asset. Fair value is determined primarily using the estimated cash flows discounted at a rate commensurate with the risk involved.
 No impairment charges have been recorded in the periods presented above.

Leases
Leases
In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2016-02,
Leases (Topic 842). ASU
2016-02
requires an entity to recognize a
right-of-use
asset and lease liability for all leases with terms of more than 12 months. The Company early adopted the
ASU 2016-02
on January 1, 2021. Results and disclosure requirements for reporting periods beginning after January 1, 2021 are presented under Topic 842, while prior period amounts have not been adjusted and continue to be reported in accordance with the legacy lease accounting guidance Topic 840, Leases. See more discussion under “Recent Adopted Accounting Pronouncements.”
Topic 842
Under Topic 842, the Company determines if an arrangement contains a lease and its lease classification at inception. For arrangements, with lease terms greater than 12 months and the Company is the lessee, right-of-use
(“ROU”) assets and lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at the commencement date. Currently, the Company only has operating leases.
ROU assets also include any initial direct costs incurred and any lease payments made on or before the lease commencement date, less lease incentives received. The Company uses its incremental borrowing rate based on the information available at the commencement date in determining the lease liabilities as the Company’s leases generally do not provide an implicit rate. Lease terms may include options to extend or terminate the lease when the Company is reasonably certain that the option will be exercised. The Company combines the lease and non-lease
components in determining the operating lease ROU assets and liabilities. Lease expense is recognized on a straight-line basis over the lease term. The lease agreements may contain variable costs such as contingent rent escalations, common area maintenance, insurance, real estate taxes or other costs. Such variable lease costs are expensed as incurred on the Consolidated Statement of Operations. See Note 6 “Leases” for more information.
Legacy Topic 840
Rent expense for
non-cancelable
operating leases, including rent escalation clauses, tenant improvement allowances, and rent-free periods when applicable, is recognized on a straight-line basis over the term of the lease with the difference between required lease payments and rent expense recorded as deferred rent. The lease term begins on the commencement date as defined in the lease agreement or when the Company takes possession of or begins to control the physical use of the property, whichever is earlier.

Debt
Debt
The Company accounts for the Secured Promissory Note as a liability measured at net proceeds less debt discount and is accreted to the face value of the Secured Promissory Note over its expected term using the effective interest method. The Company considers whether there are any embedded features in its debt instruments that require bifurcation and separate accounting as derivative financial instruments pursuant to Accounting Standards Codification (“ASC”), Topic 815,
 Derivatives and Hedging
(“ASC 815”). See Note 7 “Debt” for more information.

Convertible Promissory Notes
Convertible Promissory Notes
In December 2019, the Company issued promissory notes that were convertible into preferred stock which were recorded at fair value at issuance and subject to re-measurement
to fair value at each reporting date, with any change in fair value recognized as a separate line item within other income (expense) in the Consolidated Statement of Operations. See Note 4 “Fair Value Measurement and Fair Value of Financial Instruments” and Note 7 “Debt” for more information.

Convertible Preferred Stock Warrants
Convertible Preferred Stock Warrants
The Company evaluated whether its warrants for shares of convertible preferred stock are freestanding financial instruments. The warrants were separately exercisable as the exercise of the warrants did not settle or extinguish the related convertible preferred stock. Additionally, the warrants were legally detachable from the related convertible preferred stock because the warrants might be transferred to another unaffiliated party without also transferring the related convertible preferred stock. As the warrants were freestanding financial instruments, they were liability classified.
The warrants were recorded at fair value upon issuance as a
non-current
liability with a corresponding expense recorded as a change in the fair value of convertible preferred warrants in the Consolidated Statement of Operations. The warrants are subject to re-measurement
at each balance sheet date until the earlier of the exercise or expiration, the completion of a deemed liquidation event, or the completion of an initial public offering or sale of the Company. Any change in fair value is recognized in the change in fair of convertible preferred stock warrants in the Consolidated Statement of Operations. See Note 9 “Common Stock, Convertible Preferred Stock and Warrants” for more information on preferred stock warrants.

Convertible Preferred Stock
Convertible Preferred Stock
The Company recorded shares of convertible preferred stock at their respective fair values on the dates of issuance, net of issuance costs. The convertible preferred stock was recorded outside of stockholders’ equity (deficit) because, in the event of certain deemed liquidation events considered not solely within the Company’s control, such as a merger, acquisition and sale of all or substantially all of the Company’s assets, the convertible preferred stock would become redeemable at the option of the holders. In the event of a change of control of the Company, proceeds received from the sale of such shares would be distributed in accordance with the liquidation preferences set forth in the Company’s Amended and Restated Certificate of Incorporation. The Company did not adjust the carrying values of the convertible preferred stock to the liquidation preferences of such shares because of the uncertainty of whether or when such an event would occur. See Note 9 “Common Stock, Convertible Preferred Stock and Warrants” for more information on convertible preferred stock.

Common Stock Warrants
Common Stock Warrants
In connection with the Business Combination, the Company has issued and outstanding warrants of 17.5 million to purchase common stock at a price of $11.50 per share. The warrants expire five years from the completion of the Business Combination and are exercisable starting December 5, 2021. A portion of the outstanding warrants are held by the sponsor and members of Rodgers Capital LLC (the “Private Placement Warrants”) and the remaining warrants are held by other third-party investors (the “Public Warrants”).
Once the warrants become exercisable, the Company may redeem for $0.01 per warrant the outstanding Public Warrants if the Company’s common stock price equals or exceeds $18.00 per share, subject to certain conditions and adjustments. Holders may elect to exercise their warrants on a cashless basis.
The Private Placement Warrants are transferable, assignable or salable in certain limited exceptions. The Private Placement Warrants are exercisable for cash or on a cashless basis, at the holder’s option, and are non-redeemable
so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will cease to be Private Placement Warrants, and become Public Warrants and be redeemable by the Company and exercisable by such holders on the same basis as the other Public Warrants.
The Company accounts for the warrants in accordance with ASC Topic 815,
Derivative and Hedging
.

The Public Warrants met the criteria for equity classification and were recorded as additional paid-in
capital on the Consolidated Balance Sheet at the completion of the Business Combination. The Private Placement Warrants contain exercise and settlement features that may change with a change in the holder, which precludes the Private Placement Warrants from being indexed to the Company’s own stock, and therefore the Private Placement Warrants are precluded from being classified within equity and are accounted for as derivative liabilities on the Consolidated Balance Sheet at fair value, with subsequent changes in fair value recognized in the Consolidated Statement of Operations at each reporting date.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The Company’s assets and liabilities, which require fair value measurement on a recurring basis, consist of Private Placement Warrants, convertible preferred stock warrants and convertible promissory notes recorded at fair value. Fair value principles require disclosures regarding the manner in which fair value is determined for assets and liabilities and establishes a three-tiered fair value hierarchy into which these assets and liabilities must be grouped, based upon significant levels of inputs as follows:

•	Level 1 — Observable inputs, such as quoted prices (unadjusted) in active markets for identical assets or liabilities at the measurement date;

•
Level 2 — Observable inputs, other than Level 1 prices, such as quoted prices in active markets for similar assets and liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

•	Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
The lowest level of significant input determines the placement of the entire fair value measurement in the hierarchy. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability.
As of January 2, 2022 and December 31, 2020, the carrying values of cash and cash equivalents, accounts payable, accrued liabilities, and the convertible promissory notes approximated the fair value based on the short maturity of those instruments. As of December 31, 2020, convertible preferred stock warrants and convertible promissory notes were carried at fair value and were categorized as Level 3 measurements within the fair value hierarchy. As of January 2, 2022, Private Placement Warrants were carried at fair value and were categorized as Level 3 measurements. See Note 4 “Fair Value Measurement and Fair Value of Financial Instruments” for more information.

Concentrations of Credit Risk and Major Customers
Concentrations of Credit Risk and Major Customers
Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. The Company maintains cash and cash equivalent balances in checking, savings, and money market accounts at financial institutions. Amounts held in these accounts may exceed federally insured limits. As of January 2, 2022 and December 31, 2020, the Company has not experienced any losses on such deposits. For the fiscal years ended 2021 and 2020, one individual customer represented 64% and 91%, respectively, of the Company’s total deferred revenue.

Revenue Recognition
Revenue Recognition
Effective January 1, 2019, the Company adopted ASC Topic 606,
Revenue from Contracts with Customers
. This standard applies to all contracts with customers except for contracts that are within the scope of other accounting standards.
Overall
The Company generates revenue from payments received from its customers based on executed engineering revenue contracts (the “Service Revenue”) for the development of silicon-anode lithium-ion
battery technology. The Company has not commenced commercial manufacturing of its product, and thus, no product revenue has been generated to date.
Service Revenue contracts generally include the design and development efforts to conform the Company’s existing battery technology with the customer’s required specifications. Consideration for Service Revenue contracts generally becomes payable when the Company meets specific contractual milestones, which include the design and approval of custom cells, procurement of fabrication tooling to meet the customer’s specifications, and fabrication and delivery of custom cells from the Company’s pilot production line. Within the existing Service Revenue contracts, the amount of consideration is fixed, the contracts contain a single performance obligation, and revenue is recognized at the point in time the final milestone is met (i.e., a final working prototype meeting all required specifications) and the customer obtains control of the deliverable. For the fiscal years 2021 and 2020, the Company did not recognize any Service Revenue as final milestones were not yet met.
The Company does not recognize Service Revenue over-time because: (a) the customer does not simultaneously receive and consume the benefits of the Company’s efforts (only once the final prototype is delivered does the customer consume the benefits); (b) the Company’s performance does not create or enhance an asset that the customer controls as the asset is created or enhanced (because the customer does not have rights to the intellectual property); and (c) the Company’s performance creates an asset with an alternative use to the Company, as the Company could repurpose the work performed for other similar customers with little incremental effort. The amount and timing of revenue recognized is intended to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. To achieve this core principle, the Company applies the following steps:

1.	Identify the contract with the customer
The Company determines a contract with a customer to exist when (i) the contract is approved by the parties to the contract, (ii) each party’s rights regarding the goods or services to be transferred can be identified, (iii) the payment terms for the goods or services can be identified, (iv) the Company has been determined its customer has the intent and ability to pay, and (v) the contract has commercial substance (its expected future cash flows are expected to change as a result of the contract). The term of the Service Revenue contracts generally last from one to three years beginning at the effective date of the contract.

2.	Identify the performance obligations in the contract
performance obligation is a promise to provide a distinct good or service or a series of distinct goods or services. A good or service that is promised to a customer is distinct if the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer, and a company’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract.
Service Revenue contracts generally contain promises, which include (a) designing battery prototypes to customer specifications (b) status updates (c) testing (d) prototype milestones, and (e) delivery of final battery protypes per the customers specifications. Generally, the Company will own all intellectual property that is developed and directed toward the Company’s silicon-anode lithium-ion
battery technology. Accordingly, the customer will only receive prototype units of the Company’s battery technology as well as any design reports that are submitted to them as part of the contract. Prototype units that are delivered throughout the term of the contract provide marginal value to the customers as they are contractually limited in their ability to derive benefit from the prototype units should the contract be terminated. The Company concludes that its performance obligation is the delivery of final protype units, which meet the ultimate specifications set forth by the customer.

3.	Determine the transaction price
Transaction price is determined based on the amount of consideration to which the Company expects to be entitled in exchange for the promised goods or services. Service Revenue contracts are for a fixed amount that will be paid to the Company assuming it fulfills milestone obligations under the contract. Generally, there is no consideration within the Service Revenue contracts that are variable.

4.	Allocate the transaction price to the performance obligations in the contract
If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. As the Service Revenue contracts only contains a single performance obligation, the Company will allocate 100% of the contract consideration to the single performance obligation.

5.	Recognize revenue when, or as, a performance obligation is satisfied
Service Revenue is recognized when control of the goods or services is transferred to the customer. For Service Revenue contracts, control transfers upon the shipment of the final production ready prototype unit. Although the Company is entitled to milestone payments as it meets each milestone and such payments are non-refundable,
the delivery of the Company’s defined performance obligation does not occur until the final milestone of the contract is met and the final product is accepted by the customer. At that point in time, the Company has generally met all five of the control transfer indicators. Any proceeds received prior to completing the final deliverable are recorded as deferred revenue.
Sales and Transaction Taxes
Sales and other taxes collected from customers and remitted to governmental authorities on revenue-producing transactions are reported on a net basis and are therefore excluded from revenues in the Consolidated Statement of Operations.
Deferred Revenue
Deferred revenue represents situations where the Company has the contractual right to invoice, or cash is collected, but the related revenue has not yet been recognized. Revenue is subsequently recognized when the revenue recognition criteria are met. Service Revenue is generally invoiced based on pre-defined
milestones and Service Revenue per the contract is generally recognized upon completion of the final milestone. At this time, the Company has not commenced commercial manufacturing. As of January 2, 2022 and December 31, 2020, total deferred revenue was $7.9 million and $5.5 million, respectively.
Costs to Fulfill a Customer Contract
The revenue recognition standard requires capitalization of certain costs to fulfil a customer contract, such as certain employee compensation for design and development services that specifically relate to customer contracts. Costs are recognized as an asset if they relate directly to a customer contract, generate or enhance resources of the entity that will be used in satisfying future performance obligations, and are expected to be recovered. If these three criteria are not met, the costs are expensed in the period incurred. Deferred costs are recognized as cost of revenue in the period when the related revenue is recognized. As of January 2, 2022 and December 31, 2020, total deferred contract costs were $4.6 million and $3.5 million, respectively.

Cost of Revenues
Cost of Revenues
Cost of revenues includes materials, labor, allocated depreciation expense, and other direct costs related to Service Revenue contracts. Labor consists of personnel-related expenses such as salaries, benefits, and stock-based compensation. Cost of revenue represents costs incurred on certain Service Revenue contracts that was in excess of the amount expected to be recovered.

Research and Development Costs
Research and Development Costs
Research and development costs consist of engineering services, allocated facilities costs, depreciation, development expenses, materials, labor and stock-based compensation related primarily to the Company’s (i) technology development, (ii) design, construction, and testing of preproduction prototypes and models, and (iii) certain costs related to the design, construction, and operation of its pilot plant that is not of a scale economically feasible to the Company for commercial production. Research and development costs are expensed as incurred.

Selling, General and Administrative Expenses
Selling, General and Administrative Expenses
Selling, general and administrative expenses consist of personnel-related expenses, marketing expenses, allocated facilities expenses, depreciation expenses, executive management travel, and professional services expenses, including legal, human resources, audit, accounting and tax-related
services. Personnel related costs consist of salaries, benefits and stock-based compensation. Facilities costs consist of rent and maintenance of facilities.

Merger Transaction Costs
Merger Transaction Costs
During the fiscal year ended January 2, 2022, the Company incurred significant direct and incremental transaction costs related to the recently completed merger with RSVAC. These transaction costs were first deferred and capitalized to the deferred transaction costs, non-current
line item in the Consolidated Balance Sheet. After the completion of the Business Combination, these costs were reclassed to and recorded as a reduction of additional paid-in
capital. Cash payments for the transaction costs related to the Business Combination and PIPE financing are classified in the Consolidated Statement of Cash Flows as a financing activity. See Note 3 “Business Combination” for more information.

Government Grant
Government Grant
In September 2020, the Company entered into a financial assistance agreement totaling $6.5 million with the Office of Energy Efficiency and Renewable Energy (“EERE”), an office within the U.S. Department of Energy. Under the agreement, the Company will perform research and development under a joint project with the EERE, and the EERE will reimbursee the Company for 49.8% of allowable project costs. The remaining 50.2% in costs would be incurred by the Company. The Company accounts for funds which are probable of being received in the same period in which the costs were incurred as an offset to the related expense (Research and development) or capitalized asset (Property and equipment, net). As of January 2, 2022 and December 31, 2020, the Company had a reimbursement receivable from the assistance agreement of $0.3 million and $0.2 million, which is included in Prepaid expenses and other current assets.

Income Taxes
Income Taxes
The Company accounts for income taxes in accordance with ASC 740,
Income Taxes,
issued by FASB. Under the asset and liability method specified by ASC 740, deferred tax assets and liabilities are recognized for the future consequences of differences between the carrying amounts of existing assets and liabilities and their respective tax bases (temporary differences). Deferred tax assets and liabilities are measured using tax rates expected to apply to taxable income in the years in which those temporary differences are recovered or settled. Valuation allowances for deferred tax assets are established when it is more likely than not that some or all of the deferred tax assets will not be realized.
In addition, ASC 740 provides comprehensive guidance on the recognition and measurement of tax positions in previously filed tax returns or positions expected to be taken in future tax returns. The benefit from an uncertain tax position must meet a more-likely-than-not
recognition threshold and is measured at the largest amount of benefit greater than 50% determined by cumulative probability of being realized upon ultimate settlement with the taxing authority. The Company’s policy is to recognize interest and penalties expense, if any, related to uncertain tax positions as a component of income tax expense.

Stock-Based Compensation
Stock-Based Compensation
The Company issues stock-based compensation to employees and non-employees
in the form of stock options or restricted stock units (“RSUs”).
Restricted Stock Units
Starting
 in fiscal year 2021, the Company began to grant RSUs to its employees and non-employees
and these RSUs generally have a service vesting condition over four or five years. The Company uses its common stock price, which is the last reported sales price on the grant date to value its RSUs. Stock-based compensation expense is recognized using the straight-line attribution method. Forfeitures are recorded when they occur.
Stock options
Generally, the stock options have a maximum contractual term up to 10 years. The fair value of stock options is based on the date of the grant using the Black-Scholes valuation method. The awards are accounted for by recognizing the fair value of the related award over the period during which services are provided in exchange for the award (referred to as the requisite service period, which typically equals the vesting period of the award). The vesting period is generally four or five years. No stock awards have been issued with a market condition or other performance vesting condition. In accordance with ASU
2018-07
Compensation — Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, the measurement of equity-classified non-employee
awards is fixed at the grant date. Stock-based compensation expense is recognized using the straight-line attribution method. Forfeitures are recorded when they occur.
Fair Value of Common Stock and Stock Option
Prior to the completion of the Business Combination, the fair value of the Company’s common stock underlying stock options was determined by the Company’s board of directors. Given the absence of a public trading market, the board of directors considered numerous objective and subjective factors to determine the fair value of the Company’s common stock at each board of directors meeting in which stock awards were approved. These factors included, but were not limited to: (i) contemporaneous third-party valuations of common stock; (ii) the rights, preferences, and privileges of convertible preferred stock relative to common stock; (iii) the lack of marketability of common stock; (iv) stage and development of the Company’s business; (v) general economic conditions; and (vi) the likelihood of achieving a liquidity event, such as an initial public offering, or sale of the Company, given prevailing market conditions. Based on the valuation reports from the third-party and the relevant factors as discussed above, the Company determined the fair value per share of the underlying common stock of the stock options.
The following assumptions are used in the Black-Scholes valuation model for the fair value of stock options per share.

•
Expected Term — The expected term of the options represents the average period the share options are expected to remain outstanding. As the Company does not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior, the expected term of options granted is derived from the average midpoint between the weighted average vesting and the contractual term, also known as the simplified method. The Company uses the simplified calculation of the expected life, which takes into consideration the grant’s contractual life and vesting period and assumes that all options will be exercised between the vesting date and the contractual term of the option.

•	Risk-Free Interest Rate — The risk-free interest rate is based on the yield of U.S. Treasury notes as of the grant date with terms commensurate with the expected term of the option.

•
Dividend Yield — The expected dividends assumption is based on the Company’s expectation of not paying dividends in the foreseeable future, as well as the Company did not pay any dividends in the past.

•
Volatility — Prior to the Business Combination, Legacy Enovix was a private company and did not have any trading history for its ordinary shares, the expected volatility was based on the historical volatilities of the common stock of comparable publicly traded companies that Legacy Enovix selected with comparable characteristics, including enterprise value, risk profiles, position within the industry, and with historical share price information sufficient to meet the expected life of the Legacy Enovix’s stock options.

Net Loss per Share of Common Stock
Net
 Loss per Share of Common Stock
Basic net loss per share of common stock is calculated using the two-class
method under which earnings are allocated to both common shares and participating securities. The Company considers participating securities including outstanding stock options, outstanding RSUs, estimated ESPP shares and convertible preferred stocks. Unvested early exercised stock options which are subject to repurchase by the Company are not considered participating securities as those shares do not have non-forfeitable
rights to dividends or dividend equivalents. Net loss is attributed to common stockholders and participating securities based on their participation rights. Net loss is not allocated to the convertible preferred stock as the holders of the convertible preferred stock do not have a contractual obligation to share in any losses.
Basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Unvested early exercised stock options are not considered outstanding for purposes of the weighted average outstanding share calculation until they vest.
Diluted earnings per share (“EPS”) attributable to common stockholders adjusts basic EPS for the potentially dilutive impact of the participating securities. As the Company has reported losses for the periods presented, all potentially dilutive securities including convertible preferred stock, stock options and warrants, are generally antidilutive and accordingly, basic net loss per share equals diluted net loss per share, except when there were changes in fair value of the Private Placement Warrants recorded in earnings. With changes in fair value recorded in earnings, an adjustment would be made to both the diluted EPS numerator and denominator to eliminate such effects.

Emerging Growth Company Status
Emerging Growth Company Status
The Company is an emerging growth company (“EGC”), as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC’s can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. Other than the adoption of Accounting Standards Codification (“ASC”) 842,
Leases,
as discussed below,
the Company has elected to use this extended transition period under the JOBS Act until such time the Company is no longer considered to be an EGC.

Emerging Growth Company Status
The Company is an emerging growth company (“EGC”), as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC’s can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. Other than the adoption of ASC 842,
Leases,
as discussed below, and ASC 606,
Revenue from Contracts with Customers
, the Company has elected to use this extended transition period under the JOBS Act until such time the Company is no longer considered to be an EGC.

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
Effective January 3, 2022, the Company adopted ASU
No. 2016-13,
Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
, which changed the impairment model for most financial assets and certain other instruments. The Company adopted ASU
2016-13
using a modified retrospective transition method, which required a cumulative-effect adjustment, if any, to the opening balance of retained earnings to be recognized on the date of adoption with prior periods not restated. The adoption of this ASU
2016-13
did not have a material impact on its condensed consolidated financial statements. See “Credit Losses” above for a description of the Company’s credit losses accounting policy.

Recently Adopted Accounting Pronouncements
In December 2019, the FASB issued Accounting Standards Update (“ASU”)
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
, which is intended to simplify various aspects related to accounting for income taxes. ASU
2019-12
removes certain exceptions to the general principles in ASC 740 and also clarifies and amends existing guidance to improve consistent application. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. The Company adopted this guidance as of January 1, 2021, which did not have an impact to the consolidated financial statements upon adoption.
In
 February 2016, the FASB issued ASU
2016-02,
Leases (Topic 842)
.
ASU
2016-02
requires an entity to recognize a
right-of-use
asset and lease liability for all leases with terms of more than 12 months
. The guidance requires lessees to recognize all leases, with certain exceptions, on their balance sheets, whether operating or financing, while continuing to recognize the expenses on their income statements in a manner similar to current practice. The guidance states that a lessee must recognize a lease liability for the obligation to make lease payments and a right-to-use
asset for the right to use the underlying asset for the lease term. On January 1, 2021, the Company early adopted ASU
2016-02
using the modified retrospective transition option of applying the new standard at the adoption date for all leases with terms greater than 12 months. The Company elected certain practical expedients upon adoption and as such did not reassess the following: 1) whether any expired or existing contracts are or contain leases; 2) lease classification for any expired or existing leases; 3) initial direct costs for any expired or existing leases; 4) whether existing or expired land easements are or contain leases; and 5) regarding the lease term, from a hindsight perspective, whether or not the Company is reasonably certain to exercise the lease options. The Company also elected the practical expedient to not separate lease and non-lease
components.
The effect of the adoption of ASC 842 on the Consolidated Balance Sheet as of January 1, 2021 was as follows (in thousands):

	December 31, 2020	Adjustments from Adoption of ASC 842	January 1, 2021
Operating lease, right-of-use assets	$—	$6,873	$6,873
Other liabilities	14	(14)	—
Deferred rent, non-current	1,567	(1,567)	—
Operating lease liabilities, non-current	—	8,551	8,551
Periods prior to the January 1, 2021 adoption of ASC 842 were not adjusted and continue to be reported in accordance with the legacy lease accounting guidance under ASC 840. Under ASC 840, rent expense for non-cancelable
operating leases, including rent escalation clauses, tenant improvement allowances, and rent-free periods when applicable, was recognized on a straight-line basis over the term of the lease with the difference between required lease payments and rent expense recorded as deferred rent.
Recent Accounting Pronouncement Not Yet Adopted
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments — Credit Losses (Topic 326)
:
Measurement of Credit Losses on Financial Instruments
. Additionally, the FASB issued ASU
No. 2019-04,
Codification Improvements to Topic 326 in April 2019 and ASU
2019-05,
Financial Instruments — Credit Losses (Topic 326) — Targeted Transition Relief
in May 2019. The amendments affect loans, debt securities, trade receivables, net investments in leases, off-balance-sheet
credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. In November 2019, the FASB issued ASU
No. 2019-10,
which defers the effective date of ASU
No. 2016-13
for smaller reporting companies to fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company is currently evaluating the potential impact of these amendments on its financial statements and related disclosures.